Schedule of forth the goodwill by reportable segments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total goodwill	$ 12,059,428	$ 12,059,428	$ 27,001,383
Operating Segments [Member]
Total goodwill	21,559,428	21,559,428	27,001,383
Operating Segments [Member] | Remittance Services [Member]
Total goodwill	12,919,935	12,919,935	12,921,592
Operating Segments [Member] | Sales of Airtime [Member]
Total goodwill	$ 8,639,493	$ 8,639,493	$ 14,079,791